Condensed Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 119,507	$ 137,663	$ 323,800
Operating expenses:
General and administrative	(6,322)	(5,594)	(18,848)
Selling and marketing	(2,535)	(12,328)	(17,196)
Research and development	(8,285)	(9,343)	(13,541)
Total operating expenses	(22,009)	(31,098)	(50,191)
Other operating income	2,121	1,124	2,824
Income (loss) from operations	(2,694)	1,554	38,093
Change in fair value of the Put Option	(150)	(150)	(150)
Income (loss) before income taxes	(825)	3,790	39,229
Income taxes	(2,146)	(5,635)	(9,419)
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(2,470)	(3,294)	27,127
Foreign currency translation adjustment	9,892	3,525	13,026
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited	6,549	(69)	39,626
Research and development
Share based compensation expenses:
Share based compensation expenses	393	355	615
Selling and marketing
Share based compensation expenses:
Share based compensation expenses	220	198	344
General and administrative
Share based compensation expenses:
Share based compensation expenses	633	617	1,213
Parent Company
Net revenues
Operating expenses:
General and administrative	(671)	(655)	(1,242)
Selling and marketing	(220)	(198)	(344)
Research and development	(393)	(355)	(615)
Total operating expenses	(1,284)	(1,208)	(2,201)
Other operating income		124
Income (loss) from operations	(1,284)	(1,084)	(2,201)
Equity in earnings of subsidiaries	(1,036)	(2,060)	29,567
Change in fair value of the Put Option	(150)	(150)	(150)
Change in fair value of contingent acquisition consideration			(89)
Income (loss) before income taxes	(2,470)	(3,294)	27,127
Income taxes
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(2,470)	(3,294)	27,127
Other comprehensive income, net of tax
Foreign currency translation adjustment	9,019	3,225	12,499
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited	6,549	(69)	39,626
Parent Company | Research and development
Share based compensation expenses:
Share based compensation expenses	633	617	1,213
Parent Company | Selling and marketing
Share based compensation expenses:
Share based compensation expenses	220	198	344
Parent Company | General and administrative
Share based compensation expenses:
Share based compensation expenses	$ 393	$ 355	$ 615